Revenue from Contracts with Customers - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations	₩ 29,332	₩ 19,875	₩ 18,574
2025
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	91.20%
Transaction price allocated to unsatisfied performance obligations	₩ 26,761
More than one year
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	8.80%
Transaction price allocated to unsatisfied performance obligations	₩ 2,571
Micro-transaction revenue
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	17,159	16,788
Royalties and license fees
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	641	71
Website and application development
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	₩ 290	₩ 1,685